Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund
TDAM Short-Term Bond Fund

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund (the “Fund”)

Supplement dated June 19, 2014 to the prospectus (the “Prospectus”)

dated May 30, 2014

On June 19, 2014, the Board of Directors of TD Asset Management USA Funds, Inc. approved a change in the Fund's benchmark index from the Bank of America Merrill Lynch 1 - 3 Year Treasury Index to the Bank of America Merrill Lynch 1 - 3 Year U.S. Corporate/Government Index. The following changes are being made to the Prospectus to reflect this change:

Investment Strategies

In managing the Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Fund in securities that have an average credit quality similar to its benchmark index, the Bank of America Merrill Lynch 1 - 3 Year U.S. Corporate/Government Index.

Under normal circumstances, the Investment Manager will also seek to minimize deviations from the average duration of the Fund's benchmark index, the Bank of America Merrill Lynch 1 - 3 Year U.S. Corporate/Government Index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment Manager will seek to enhance returns by taking advantage of yield differentials among securities.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/13
Average Annual Returns Short-Term Bond Fund	Label	1 Year	5 Years	Since Inception
Institutional Class	Institutional Class — Return Before Taxes	0.46%	2.02%	2.80%	[1]
Institutional Class After Taxes on Distributions	Institutional Class — Return After Taxes on Distributions	0.09%	1.42%	1.93%	[1]
Institutional Class After Taxes on Distributions and Sales	Institutional Class — Return After Taxes on Distributions and Sale of Fund Shares	0.26%	1.36%	1.86%	[1]
Bank of America Merrill Lynch 1 - 3 Year Treasury Index	Bank of America Merrill Lynch 1 — 3 Year Treasury Index (reflects no deduction for fees or expenses)	0.36%	1.09%	2.74%	[1]
Bank of America Merrill Lynch 1 – 3 Year U.S. Corporate/Government Index	Bank of America Merrill Lynch 1 — 3 Year U.S. Corporate/Government Index (reflects no deduction for fees or expenses)	0.70%	2.07%	3.13%	[1]
[1]	Institutional Class - December 18, 2006; Index returns provided from December 31, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

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